Revenues (Predecessor) (Tables)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Revenues
Schedule of revenues
Time charter revenue	17,602,137
Voyage charter revenue	11,210,785
Other revenue	820,778
Total	29,633,700

	April 1, 2013 to July 28,	Year ended March 31,
	2013	2013	2012
Time charter revenue	8,850,543	24,143,606	33,399,609
Voyage charter revenue	6,236,525	13,581,561	142,500
Other income	296,048	936,679	1,028,933
Total	15,383,116	38,661,846	34,571,042